Summary of significant accounting policies - Revenue recognition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Revenue	$ 94,826,702	$ 108,436,860	$ 477,045,949	$ 432,891,510	$ 327,254,305
Revenue recognized at a point in time
Summary of significant accounting policies
Revenue	92,389,410	104,450,041	456,792,005	419,714,758	318,041,199
Revenue recognized over time
Summary of significant accounting policies
Revenue	$ 2,437,292	$ 3,986,819	$ 20,253,944	$ 13,176,752	$ 9,213,106